Shareholders' Equity (Details) - USD ($)			12 Months Ended
	Apr. 03, 2023	Mar. 27, 2021	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity (Details) [Line Items]
Ordinary shares, description			Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Shareholders and board of directors description		(i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Issuance of ordinary shares in initial public offerings, gross	3,390,000
Offering price per shares (in Dollars per share)	$ 4
Total gross proceeds (in Dollars)	$ 13,600,000
Net proceeds (in Dollars)			$ 12,000,000
Ordinary shares, shares authorized			50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares issued			12,425,319	9,000,000
Ordinary shares, shares outstanding			12,425,319	9,000,000
After-tax net income percentage			10.00%
Registered capital percentage			50.00%	50.00%
Statutory reserves (in Dollars)			$ 447,231	$ 447,231
Net assets (in Dollars)			$ 1,325,631	$ 1,325,631
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Net proceeds (in Dollars)	$ 12,000,000
Ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued				9,000,000
Common Class A [Member]
Shareholders' Equity (Details) [Line Items]
Purchase of shares	67,800
Sale of Stock, Price Per Share (in Dollars per share)	$ 4
Stock issuance for warrants exercised			35,319
Ordinary shares, shares authorized			44,000,000	44,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares issued			6,485,319	3,060,000
Ordinary shares, shares outstanding			6,485,319	3,060,000
Common Class A [Member] | Ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares in initial public offerings, gross			3,390,000
Stock issuance for warrants exercised			35,319
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized			44,000,000	44,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares issued			6,485,319	3,060,000
Ordinary shares, shares outstanding			6,485,319	3,060,000
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized			6,000,000	6,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares issued			5,940,000	5,940,000
Ordinary shares, shares outstanding			5,940,000	5,940,000